Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair value measurement [Abstract]
Disclosure of fair value measurement of assets
The following table provides the fair value measurement hierarchy of PagSeguro Group's financial assets and financial liabilities as of December 31, 2023:

	December 31, 2023
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Financial assets
Cash and cash equivalents	654,363	2,244,697	—
Financial investments	3,308,583	—	—
Accounts receivable	—	42,900,983	—
Other receivables	—	198,416	—
Judicial deposits	—	50,992	—
Receivables from related parties	—	32,281	—
Investment	—	—	—
Financial liabilities
Payables to third parties	—	21,534,388	—
Trade payables	—	513,920	—
Trade payables to related parties	—	476,804	—
Borrowings	—	189,427	—
Deposits	—	16,188,440	—
Derivative financial instruments	—	40,945	—
Deferred revenue	—	146,185	—
Other liabilities	—	262,074	—

	December 31, 2022
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Financial assets
Cash and cash equivalents	404,468	1,424,629	—
Financial investments	1,103,299	—	—
Accounts receivable	—	36,994,135	—
Other receivables	—	180,517	—
Judicial deposits	—	44,858	—
Investment	—	—	1,651
Financial liabilities
Payables to third parties	—	18,072,898	—
Trade payables	—	449,102	—
Trade payables to related parties	—	593,906	—
Deposits	—	11,995,288	—
Derivative financial instruments	—	22,289	—
Deferred revenue	—	143,528	—
Other liabilities	—	202,797	—

Disclosure of fair value measurement of liabilities
The following table provides the fair value measurement hierarchy of PagSeguro Group's financial assets and financial liabilities as of December 31, 2023:

	December 31, 2023
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Financial assets
Cash and cash equivalents	654,363	2,244,697	—
Financial investments	3,308,583	—	—
Accounts receivable	—	42,900,983	—
Other receivables	—	198,416	—
Judicial deposits	—	50,992	—
Receivables from related parties	—	32,281	—
Investment	—	—	—
Financial liabilities
Payables to third parties	—	21,534,388	—
Trade payables	—	513,920	—
Trade payables to related parties	—	476,804	—
Borrowings	—	189,427	—
Deposits	—	16,188,440	—
Derivative financial instruments	—	40,945	—
Deferred revenue	—	146,185	—
Other liabilities	—	262,074	—

	December 31, 2022
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Financial assets
Cash and cash equivalents	404,468	1,424,629	—
Financial investments	1,103,299	—	—
Accounts receivable	—	36,994,135	—
Other receivables	—	180,517	—
Judicial deposits	—	44,858	—
Investment	—	—	1,651
Financial liabilities
Payables to third parties	—	18,072,898	—
Trade payables	—	449,102	—
Trade payables to related parties	—	593,906	—
Deposits	—	11,995,288	—
Derivative financial instruments	—	22,289	—
Deferred revenue	—	143,528	—
Other liabilities	—	202,797	—